Equity and Equity-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Dividends Declared	The board of directors declared quarterly dividends as presented below:

	Three Months Ended June 30,
	2020	2019
8.45% Series D Cumulative Preferred Stock	$—	$0.5281
7.375% Series F Cumulative Preferred Stock	—	0.4609
7.375% Series G Cumulative Preferred Stock	—	0.4609
7.50% Series H Cumulative Preferred Stock	—	0.4688
7.50% Series I Cumulative Preferred Stock	—	0.4688

The table below presents the accumulated but unpaid dividends in arrears as of June 30, 2020 (in thousands):

June 30, 2020
8.45% Series D Cumulative Preferred Stock ($.53/share)	$1,262
7.375% Series F Cumulative Preferred Stock ($.46/share)	2,212
7.375% Series G Cumulative Preferred Stock ($.46/share)	2,858
7.50% Series H Cumulative Preferred Stock ($.47/share)	1,781
7.50% Series I Cumulative Preferred Stock ($.47/share)	2,531